CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS
Revenues	$ 10,999	$ 8,084	$ 28,262	$ 21,493
Cost of revenues	3,471	1,840	8,390	4,869
Gross profit	7,528	6,244	19,872	16,624
Operating expenses:
Selling and marketing	6,240	4,717	17,446	12,985
Research and development	1,385	1,095	4,064	3,165
General and administrative	2,417	1,411	6,051	4,491
Total operating expenses	10,042	7,223	27,561	20,641
Operating loss	(2,514)	(979)	(7,689)	(4,017)
Financial income (expenses):
Financial income	143	143	530	336
Financial expenses	(293)	(299)	(693)	(895)
Gain from derivative instruments, net				442
Financial expenses, net	(150)	(156)	(163)	(117)
Loss before taxes on income	(2,664)	(1,135)	(7,852)	(4,134)
Taxes on Income	(95)	(12)	(147)	(135)
Net loss	$ (2,759)	$ (1,147)	$ (7,999)	$ (4,269)
Loss per share - basic and diluted (in U.S. dollars)	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)